Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Corporate debt	$ 689,592	$ 684,073
Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	11,842
Between January and June 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	72,963
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	102,480
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	101,715
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	400,592
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	73,130
New Revolving Credit Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	167
New Revolving Credit Facility [Member] | Between January and June 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	72,963
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	306,072
Note Issuance Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	246
Note Issuance Facility [Member] | Between January and June 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	102,480
Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	101,715
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	101,632
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	11,356
2017 Credit Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	11,356
2017 Credit Facility [Member] | Between January and June 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	299,034
2019 Note Issuance Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	73
2019 Note Issuance Facility [Member] | Between January and June 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 298,960